Carrying or notional amounts and estimated fair values for financial instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	$ 423,211		$ 439,363		$ 535,282	$ 452,373
Money market investments	858,453		1,085,580
Marketable Securities, Alternative [Abstract]
Servicing Asset At Fair Value Amount	161,099		154,430		151,323
Derivative Asset, Fair Value, Gross Asset	34,710		41,925
Deposits, by Type [Abstract]
Time Deposits	8,311,352		8,910,709
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,659,292		2,016,752
Notes Payable [Abstract]
Other Notes Payable	23,496		24,208
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	531,540	[1]	499,470	[1]
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	423,211		439,363
Money market investments	677,033		839,007
Trading account securities	0	[2]	0	[2]
Available For Sale Securities Fair Value Disclosure	412	[2]	3,827	[2]
Held To Maturity Securities Fair Value Disclosure	0		0
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0		0
Federal Reserve Bank Stock	0		0
Trust Preferred Securities	0		0
Other Investments	0		0
Total other investment securities	0		0
Loans held-for-sale	0		0
FDIC loss share asset	0		0
Servicing Asset At Fair Value Amount	0		0
Derivative Asset, Fair Value, Gross Asset	0		0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0		0
Time Deposits	0		0
Deposits	0		0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Assets sold under agreements to repurchase	0		0
Other short-term borrowings	0	[3]	0	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0		0
Medium-term Notes	0		0
Other Notes Payable	0		0
Notes payable	0		0
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0		0
Letters of credit Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0		0
Money market investments	181,420		246,573
Trading account securities	326,509	[2]	297,959	[2]
Available For Sale Securities Fair Value Disclosure	5,287,865	[2]	5,073,304	[2]
Held To Maturity Securities Fair Value Disclosure	1,500		1,500
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	85,245		89,451
Federal Reserve Bank Stock	80,385		79,878
Trust Preferred Securities	13,197		13,197
Other Investments	0		0
Total other investment securities	178,827		182,526
Loans held-for-sale	3,155		4,779
FDIC loss share asset	0		0
Servicing Asset At Fair Value Amount	0		0
Derivative Asset, Fair Value, Gross Asset	34,793		41,935
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,399,793		18,089,904
Time Deposits	8,367,410		8,994,363
Deposits	26,767,203		27,084,267
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,025,628		1,385,237
Assets sold under agreements to repurchase	1,720,050		2,105,857
Other short-term borrowings	401,200	[3]	636,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	604,976		608,313
Medium-term Notes	0		243,351
Other Notes Payable	0		0
Notes payable	953,198		1,215,323
Derivative Financial Instruments Liabilities Fair Value Disclosure	32,378		42,585
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0		0
Letters of credit Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	694,422		720,620
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	348,222		363,659
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	1,500		1,500
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0		0
Money market investments	0		0
Trading account securities	13,151	[2]	16,556	[2]
Available For Sale Securities Fair Value Disclosure	6,523	[2]	7,070	[2]
Held To Maturity Securities Fair Value Disclosure	119,188		142,733
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0		0
Federal Reserve Bank Stock	0		0
Trust Preferred Securities	1,000		1,000
Other Investments	4,699		3,975
Total other investment securities	5,699		4,975
Loans held-for-sale	109,405		376,582
FDIC loss share asset	837,131		1,241,579
Servicing Asset At Fair Value Amount	161,099		154,430
Derivative Asset, Fair Value, Gross Asset	0		0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0		0
Time Deposits	0		0
Deposits	0		0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Assets sold under agreements to repurchase	0		0
Other short-term borrowings	0	[3]	0	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0		0
Medium-term Notes	716		3,843
Other Notes Payable	23,496		24,208
Notes payable	1,030,850		852,509
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	128,299		112,002
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,571		2,858
Letters of credit Fair Value Disclosure	901		1,544
Fair Value, Inputs, Level 3 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	1,006,638		824,458
Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	94,712		117,558
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	122		144
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	24,354		25,031
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	19,070,337		17,424,038
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,404,128		3,925,440
Carrying (Reported) Amount, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	423,211		439,363
Money market investments	858,453		1,085,580
Trading account securities	339,660	[2]	314,515	[2]
Available For Sale Securities Fair Value Disclosure	5,294,800	[2]	5,084,201	[2]
Held To Maturity Securities Fair Value Disclosure	140,496		142,817
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	85,245		89,451
Federal Reserve Bank Stock	80,385		79,878
Trust Preferred Securities	14,197		14,197
Other Investments	1,925		1,917
Total other investment securities	181,752		185,443
Loans held-for-sale	110,426		354,468
FDIC loss share asset	948,608		1,399,098
Servicing Asset At Fair Value Amount	161,099		154,430
Derivative Asset, Fair Value, Gross Asset	34,793		41,935
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,399,793		18,089,904
Time Deposits	8,311,352		8,910,709
Deposits	26,711,145		27,000,613
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,021,102		1,378,562
Assets sold under agreements to repurchase	1,659,292		2,016,752
Other short-term borrowings	401,200	[3]	636,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	589,229		577,490
Medium-term Notes	689		236,753
Other Notes Payable	23,496		24,208
Notes payable	1,584,754		1,777,721
Derivative Financial Instruments Liabilities Fair Value Disclosure	32,378		42,585
Business Acquisition, Contingent Consideration, at Fair Value	128,299		112,002
Carrying (Reported) Amount, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	638,190		638,190
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]

Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	531,540		499,470
Carrying (Reported) Amount, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	113,881		116,177
Carrying (Reported) Amount, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	115		140
Carrying (Reported) Amount, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	26,500		26,500
Carrying (Reported) Amount, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	21,073,403		20,361,491
Carrying (Reported) Amount, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	2,882,335		3,647,066
Estimate of Fair Value, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	423,211		439,363
Money market investments	858,453		1,085,580
Trading account securities	339,660	[2]	314,515	[2]
Available For Sale Securities Fair Value Disclosure	5,294,800	[2]	5,084,201	[2]
Held To Maturity Securities Fair Value Disclosure	120,688		144,233
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	85,245		89,451
Federal Reserve Bank Stock	80,385		79,878
Trust Preferred Securities	14,197		14,197
Other Investments	4,699		3,975
Total other investment securities	184,526		187,501
Loans held-for-sale	112,560		381,361
FDIC loss share asset	837,131		1,241,579
Servicing Asset At Fair Value Amount	161,099		154,430
Derivative Asset, Fair Value, Gross Asset	34,793		41,935
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,399,793		18,089,904
Time Deposits	8,367,410		8,994,363
Deposits	26,767,203		27,084,267
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,025,628		1,385,237
Assets sold under agreements to repurchase	1,720,050		2,105,857
Other short-term borrowings	401,200	[3]	636,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	604,976		608,313
Medium-term Notes	716		247,194
Other Notes Payable	23,496		24,208
Notes payable	1,984,048		2,067,832
Derivative Financial Instruments Liabilities Fair Value Disclosure	32,378		42,585
Business Acquisition, Contingent Consideration, at Fair Value	128,299		112,002
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,571		2,858
Letters of credit Fair Value Disclosure	901		1,544
Estimate of Fair Value, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	694,422		720,620
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	348,222		363,659
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]

Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	1,006,638		824,458
Estimate of Fair Value, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	94,712		117,558
Estimate of Fair Value, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	122		144
Estimate of Fair Value, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	25,854		26,531
Estimate of Fair Value, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	19,070,337		17,424,038
Estimate of Fair Value, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,404,128		3,925,440
Notional Amount [Member]
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	7,490,927		6,774,990
Letters of credit Fair Value Disclosure	$ 82,007		$ 148,153

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2013 and 2012.
[2]	Refer to Note 32 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.
[3]	Refer to Note 20 to the consolidated financial statements for the composition of short-term borrowings.